Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Earnings Per Share
Earnings per share attributable to owners of the parent for the years ended March 31, 2023, 2024 and 2025 are calculated based on the following information. There were no significant dilutive potential common shares outstanding for the years ended March 31, 2023, 2024 and 2025.

	2023	2024	2025
Profit for the year attributable to owners of the parent (millions of yen)	¥651,416	¥1,107,174	¥835,837
Weighted average number of common shares outstanding, basic (shares)	5,088,921,345	4,901,560,332	4,671,383,489
Basic earnings per share attributable to owners of the parent (yen)	¥128.01	¥225.88	¥178.93

Explanatory note:

*
As of the effective date of October 1, 2023, the Company implemented a three-for-one
stock split of its common stock to shareholders as of the record date of September 30, 2023. Basic earnings per share attributable to owners of the parent are calculated based on the assumption that the stock split had been implemented at the beginning of the year ended March 31, 2023.